NON-INTEREST COST AND EXPENSES BY NATURE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
NON-INTEREST COST AND EXPENSES BY NATURE
Employee compensation and benefits	$ 1,248,682		$ 682,068	$ 327,441
Marketing and branding	1,163,495		297,170	130,528
Brokerage commission and handling charge expenses (Note 23)	572,159		361,486	100,550
Processing and servicing costs (Note 25)	257,003	$ 32,951	149,378	91,916
Rental and other related expenses	106,459		64,594	64,756
Depreciation and amortization	36,435		27,231	16,547
Professional services	59,697		32,988	28,757
Others	111,675		42,956	23,867
Total	$ 3,555,605		$ 1,657,871	$ 784,362